Simpson Thacher & Bartlett LLP

900 G STREET, NW

WASHINGTON, D.C. 20001

TELEPHONE: +1-202-636-5806

FACSIMILE: +1-202-636-5502

Direct Dial Number +1-202-636-5806	E-mail Address Ryan.Brizek@stblaw.com

May 30, 2025

Re:	Apollo S3 Private Markets Fund

Securities Act File No. 333-272231

Investment Company Act File No. 811-23878

Post-Effective Amendment No. 5

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Ladies and Gentlemen:

On behalf of Apollo S3 Private Markets Fund (the “Fund”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 5 (the “Amendment”) to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 486(a) under the 1933 Act to make certain changes to the disclosure. It is proposed that the Amendment will become effective 60 days after filing pursuant to Rule 486(a) under the 1933 Act.

Should members of the staff have any questions or comments concerning the Registration Statement, they should call the undersigned at (202) 636-5806 or Debbie Sutter at (202) 636-5508.

Very truly yours,

/s/ Ryan P. Brizek
Ryan P. Brizek

CC:	Kristin Hester, Esq., Apollo Global Management, Inc.

Debra E. W. Sutter, Esq.

John G. Dikmak, Jr., Esq.

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